LOOMIS SAYLES FUNDS I

June 9, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Loomis Sayles Funds I

(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

On behalf of Loomis Sayles Funds I, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Loomis Sayles Small Cap Value Fund (the “Fund”). These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated February 1, 2011, supplemented as of June 1, 2011, as filed under Rule 497(e) on June 1, 2011.

Please direct any questions on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary